UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4765

Dreyfus New York AMT-Free Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/13

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS

Dreyfus New York AMT-Free Municipal Bond Fund

August 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--101.1%	Rate (%)	Date	Amount ($)		Value ($)
New York--93.0%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.25	11/15/27	4,500,000		4,665,735
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.25	11/15/32	1,000,000		1,012,520
Hempstead Local Development
Corporation, Revenue (Molloy
College Project)	5.70	7/1/29	4,865,000		4,995,577
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue	5.75	2/15/47	2,500,000		2,573,400
JPMorgan Chase Putters/Drivers
Trust (Series 3803) (New York
State Dormitory Authority,
Revenue (The Rockefeller
University))	5.00	7/1/18	4,000,000	a,b	4,179,520
JPMorgan Chase Putters/Drivers
Trust (Series 4377) (New York
City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.00	5/1/21	10,000,000	a,b	10,137,200
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	3,000,000		3,271,770
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/19	2,375,000		2,582,670
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/23	7,500,000		8,463,825
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/23	4,000,000		4,389,000
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/25	1,000,000		1,074,620
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/28	2,500,000		2,598,950
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	2,000,000		2,328,800
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/31	3,000,000		3,074,760
Metropolitan Transportation
Authority, Transportation

Revenue	5.00	11/15/32	5,000,000		5,040,000
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/34	3,000,000		2,984,250
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/41	1,755,000		1,715,934
Monroe County Industrial
Development Corporation,
Revenue (University of
Rochester Project)	5.00	7/1/25	2,420,000		2,613,431
Nassau County Local Economic
Assistance Corporation,
Revenue (Winthrop-University
Hospital Association Project)	5.00	7/1/42	1,000,000		917,910
New York City,
GO	5.00	3/1/18	3,150,000		3,604,797
New York City,
GO	5.00	8/1/19	5,000,000		5,782,750
New York City,
GO	5.00	4/1/20	5,000,000		5,772,700
New York City,
GO	5.38	12/1/20	5,000		5,017
New York City,
GO	5.00	8/1/21	730,000		789,232
New York City,
GO	5.00	8/1/22	440,000		475,438
New York City,
GO	5.50	6/1/23	25,000		25,082
New York City,
GO	5.00	8/1/23	3,000,000		3,355,770
New York City
GO	5.00	8/1/26	3,565,000		3,843,284
New York City,
GO	5.00	8/1/28	4,000,000		4,245,040
New York City,
GO	5.00	8/1/29	5,000,000		5,241,250
New York City,
GO	5.00	10/1/32	730,000		753,484
New York City,
GO (Prerefunded)	5.00	8/1/15	1,270,000	c	1,381,163
New York City,
GO (Prerefunded)	5.00	8/1/15	760,000	c	826,523
New York City Educational
Construction Fund, Revenue	6.50	4/1/25	3,960,000		4,888,858
New York City Housing Development
Corporation, Capital Fund
Program Revenue (New York City
Housing Authority Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/25	3,465,000		3,615,970
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Corp.)	7.00	3/1/49	5,000,000		5,785,600
New York City Municipal Water

Finance Authority, Water and
Sewer System Revenue	5.00	6/15/22	410,000		424,645
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Prerefunded)	5.00	6/15/14	120,000	c	124,588
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/31	3,000,000		3,095,610
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.25	6/15/40	2,975,000		3,072,134
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	2,500,000		2,660,350
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/45	4,000,000		4,005,080
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/22	4,000,000		4,361,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/25	3,565,000		3,864,032
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/28	2,695,000		2,863,842
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	6,000,000		6,958,440
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/19	3,000,000		3,460,530
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/38	3,000,000		3,062,310
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.00	11/15/44	2,500,000		2,423,025
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	9/15/40	2,000,000		2,020,740
New York State,
GO	5.00	3/1/18	2,000,000		2,302,220
New York State Dormitory
Authority, Catholic Health
Services of Long Island
Obligated Group Revenue (Saint
Francis Hospital Project)	5.00	7/1/21	5,000,000		5,071,400
New York State Dormitory
Authority, Dormitory
Facilities Revenue	5.00	7/1/43	2,500,000		2,492,150
New York State Dormitory
Authority, FHA-Insured
Mortgage Hospital Revenue

(Hospital for Special Surgery)	6.00	8/15/38	3,470,000		3,817,243
New York State Dormitory
Authority, FHA-Insured
Mortgage Hospital Revenue (The
New York and Presbyterian
Hospital) (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.25	8/15/14	2,465,000	c	2,582,285
New York State Dormitory
Authority, Health Center
Revenue (Guaranteed; SONYMA)	5.00	11/15/19	1,000,000		1,003,850
New York State Dormitory
Authority, Revenue
(Consolidated City University
System)	5.63	7/1/16	6,455,000		7,039,307
New York State Dormitory
Authority, Revenue
(Consolidated City University
System)	5.75	7/1/18	2,500,000		2,755,375
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	7/1/18	2,290,000		2,523,920
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/24	4,500,000		4,958,730
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/35	1,500,000		1,560,090
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/35	2,000,000		2,090,480
New York State Dormitory
Authority, Revenue (Fordham
University) (Insured; Assured
Guaranty Corp.)	5.00	7/1/33	2,000,000		2,017,460
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/23	1,350,000		1,488,618
New York State Dormitory
Authority, Revenue (Mount
Sinai Hospital Obligated Group)	5.00	7/1/26	2,000,000		2,087,480
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.50	7/1/25	2,320,000		2,486,970
New York State Dormitory
Authority, Revenue (New York
University)	5.00	7/1/34	2,000,000		2,011,920
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.25	7/1/24	2,000,000		2,104,340
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.50	7/1/25	2,500,000		2,702,825
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/26	2,500,000		2,554,500

New York State Dormitory
Authority, Revenue (North
Shore - Long Island Jewish
Obligated Group)	5.00	5/1/25	5,515,000		5,666,773
New York State Dormitory
Authority, Revenue (North
Shore - Long Island Jewish
Obligated Group)	5.50	5/1/37	2,000,000		2,055,480
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	1,500,000		1,500,825
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	1,500,000		1,470,480
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	5.00	7/1/23	2,000,000		2,231,120
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)
(Prerefunded)	6.00	7/1/18	5,250,000	c	6,272,280
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	5.88	5/15/17	4,060,000		4,590,236
New York State Dormitory
Authority, Revenue (Teachers
College)	5.00	3/1/24	2,500,000		2,662,200
New York State Dormitory
Authority, Revenue (Teachers
College)	5.38	3/1/29	2,000,000		2,085,460
New York State Dormitory
Authority, Revenue (The
Bronx-Lebanon Hospital Center)
(LOC; TD Bank)	6.50	8/15/30	2,000,000		2,184,060
New York State Dormitory
Authority, Revenue (The New
School)	5.25	7/1/30	2,500,000		2,598,700
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	4,000,000		4,147,120
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/19	5,500,000		6,144,600
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.25	2/15/22	2,500,000		2,876,400
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	2/15/26	1,730,000		1,857,086
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.00	5/15/30	2,000,000		2,068,340

New York State Energy Research and
Development Authority, Gas
Facilities Revenue (The
Brooklyn Union Gas Company
Project)	6.37	4/1/20	5,000,000	5,004,750
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects -
Second Resolution Bonds)	5.00	6/15/29	2,470,000	2,633,020
New York State Environmental
Facilities Corporation, State
Revolving Funds Revenue
(Master Financing Program)	5.00	5/15/30	2,000,000	2,124,720
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	3/15/34	3,575,000	3,633,702
New York State Mortgage Agency,
Education Loan Revenue (New
York Higher Education Loan
Program)	5.25	11/1/20	480,000	528,590
New York State Mortgage Agency,
Mortgage Revenue	5.00	4/1/28	1,160,000	1,235,017
New York State Power Authority,
Revenue	5.00	11/15/31	1,000,000	1,047,210
New York State Thruway Authority,
General Revenue	5.00	1/1/42	1,500,000	1,497,645
New York State Thruway Authority,
General Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/27	5,000,000	5,290,600
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/25	5,000,000	5,454,300
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	2,500,000	2,703,875
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	2,500,000	2,678,200
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/27	3,000,000	3,176,550
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/19	7,600,000	8,225,176
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/22	5,000,000	5,428,450
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)	5.25	3/15/27	3,000,000	3,293,370
New York State Urban Development
Corporation, Correctional

Facilities Revenue	5.50	1/1/14	635,000		646,379
New York State Urban Development
Corporation, Correctional
Facilities Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.50	1/1/14	630,000		641,290
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (Economic
Development and Housing)
(Insured; AMBAC)	5.00	12/15/23	2,000,000		2,192,760
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/20	2,000,000		2,314,840
North Country Development
Authority, Solid Waste
Management System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	5/15/15	780,000		818,906
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	1,955,000		2,123,326
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/23	2,000,000		2,183,980
Port Authority of New York and New
Jersey (Consolidated Bonds,
163rd Series)	5.00	7/15/35	5,000,000		5,072,300
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	2,000,000		2,194,100
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/25	2,260,000		2,406,267
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/26	1,380,000		1,434,110
Suffolk County Economic
Development Corporation,
Revenue (Catholic Health
Services of Long Island
Obligated Group Project)	5.00	7/1/22	1,000,000		1,072,220
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/48	5,000,000		4,056,100
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.50	1/1/22	2,000,000	c	2,406,340
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/22	4,260,000		4,877,785
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/23	1,000,000		1,140,930
Triborough Bridge and Tunnel
Authority, General Revenue

(MTA Bridges and Tunnels)	5.00	11/15/24	1,100,000	1,226,258
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/24	2,000,000	2,236,200
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/25	1,250,000	1,360,313
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/27	1,640,000	1,750,798
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/28	2,000,000	2,114,320
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/31	3,265,000	3,386,752
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/38	1,000,000	1,007,270
Westchester County Health Care
Corporation, Senior Lien
Revenue	6.00	11/1/30	1,000,000	1,074,810
Westchester County Local
Development Corporation,
Revenue (Kendal on Hudson
Project)	5.00	1/1/28	2,700,000	2,625,777
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	2,000,000	1,860,420
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/45	1,200,000	913,992
U.S. Related--8.1%
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	2,000,000	1,909,540
Guam,
Hotel Occupancy Tax Revenue	5.25	11/1/18	1,100,000	1,201,277
Guam,
Hotel Occupancy Tax Revenue	5.50	11/1/19	1,000,000	1,104,980
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000	1,001,690
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.63	7/1/40	1,000,000	943,850
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.00	7/1/21	2,500,000	2,195,250
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	3,000,000	2,260,980
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty
Corp.)	5.00	7/1/28	2,000,000	1,607,360
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	1,000,000	833,310
Puerto Rico Electric Power

Authority, Power Revenue	5.25	7/1/27	4,000,000	3,122,760
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/32	1,000,000	713,510
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	3,000,000	2,203,380
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	2,000,000	1,401,020
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/25	1,705,000	1,406,131
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000	2,027,175
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	7,000,000	6,238,750
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	2,500,000	2,570,450
Total Investments (cost $410,792,874)			101.1%	409,305,610
Liabilities, Less Cash and Receivables			(1.1%)	(4,447,821)
Net Assets			100.0%	404,857,789

a	Collateral for floating rate borrowings.
b

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, these securities were valued at $14,316,720 or 3.5% of net assets.

c

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

At August 31, 2013, the net unrealized depreciation on investments was $1,487,264 of which $13,421,531 related to appreciated investment securities and $14,908,795 related to depreciated investment securities. At August 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of August 31, 2013 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets ($)				Total
Investments in Securities:
Municipal Bonds	-	409,305,610	-	409,305,610

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York AMT-Free Municipal Bond Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	October 22, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)